Shareholder Fees - FIMMFunds-InstitutionalComboPRO	May 30, 2024 USD ($)
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Government Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none